The breakdown of the outstanding granted restricted shares is set forth as follows: (Details) Number in Thousands		9 Months Ended
		Sep. 30, 2021 Number R$ / shares	Dec. 31, 2020 Number	[1]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		10,651,121
Outstanding options		6,271,054	7,873,348
Stock Option One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
[custom:OutstandingGrantedOptionsGrantDate]		Oct. 01, 2018
Options granted		2,311,394
Outstanding options		867,956
Fair value of the option | R$ / shares	[2]	R$ 21.44
Stock Option Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
[custom:OutstandingGrantedOptionsGrantDate]		Jun. 01, 2019
Options granted		674,296
Outstanding options		186,424
Fair value of the option | R$ / shares	[2]	R$ 30.61
Stock Option Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
[custom:OutstandingGrantedOptionsGrantDate]		Jul. 01, 2019
Options granted		1,141,353
Outstanding options		267,909
Fair value of the option | R$ / shares	[2]	R$ 30.61
Stock Option Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
[custom:OutstandingGrantedOptionsGrantDate]		Sep. 16, 2019
Options granted		68,605
Outstanding options		20,580
Fair value of the option | R$ / shares	[2]	R$ 30.61
Stock Option Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
[custom:OutstandingGrantedOptionsGrantDate]		Jun. 01, 2020
Options granted		3,571,736
Outstanding options		2,163,272
Fair value of the option | R$ / shares	[2]	R$ 21.28
Stock Option Six [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
[custom:OutstandingGrantedOptionsGrantDate]		Jul. 01, 2021
Options granted		2,883,737
Outstanding options		2,764,913
Fair value of the option | R$ / shares	[2]	R$ 28.58

[1]	Includes stock options outstanding on December 31, 2020, as presented in the financial statements for the year of 2020.
[2]	Amounts expressed in Brazilian Reais.